497(j)

333-124398/811-03240

VIA EDGAR

May 4, 2005

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: VALIC Separate Account A ("Registrant")

The Variable Annuity Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos.: 333-124398 and 811-03240

(Independence Plus Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2005 for The Variable Annuity Life Insurance Company Separate Account A Independence Plus Fixed and Variable Deferred Annuity contain no changes from those submitted in the original registration statement filing on Form N-4, as filed electronically under the Securities Act of 1933 with the Securities and Exchange Commission on April 28, 2005, accession number 0000950129-05-004255.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/ Katherine Stoner

Katherine Stoner

Senior Counsel